INVENTORIES, NET	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES, NET

	December 31,
	2011	2010

Raw materials, parts and supplies	$216	$145
Finished products	53	52

	$269	$197

As of December 31, 2011 and 2010, the inventory is presented net of allowance for slow inventory in the amount of approximately $74 and $108 respectively.